Convertible Debentures (Tables)	12 Months Ended
Jul. 31, 2021
Disclosure of detailed information about borrowings [line items]
Schedule of convertible debentures
	Note	July 31,2021	July 31,2020
		$	$
Unsecured convertible debenture- March 2019	(a)	3,406	-
Unsecured convertible debenture- December 2019	(b)	33,089	28,969
Unsecured convertible notes	(c)	-	-
Total convertible debentures		36,495	28,969
Current		3,406	-
Non-Current		33,089	28,969

Unsecured convertible debenture- March 2019
Disclosure of detailed information about borrowings [line items]
Schedule of convertible debentures
Balance as at July 31, 2020	$-
Acquired on business combination	3,722
Interest payments	(372)
Interest expense	56
Balance as at July 31, 2021	$3,406

Unsecured convertible debenture- December 2019
Disclosure of detailed information about borrowings [line items]
Schedule of convertible debentures
Balance as at July 31, 2019	$-
Issued at amortized cost, net issuance costs	45,922
Conversion	(20,602)
Interest expense	6,854
Interest paid	(3,205)
Balance as at July 31, 2020	$28,969
Interest expense	7,331
Interest paid	(3,211)
Balance as at July 31,2021	$33,089

Unsecured convertible notes
Disclosure of detailed information about borrowings [line items]
Schedule of convertible debentures
Balance as at July 31, 2020	$-
Acquired on business combination	7,790
Debt repayment	(7,790)
Balance as at July 31, 2021	$-